SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue

Revenue

	Years Ended December 31,
	2023	2022	2021
Owned Sports Properties	$1,815,880	$1,332,335	$1,108,207
Events, Experiences & Rights	2,173,399	2,192,289	1,846,305
Representation	1,544,441	1,512,150	1,959,757
Eliminations	(42,943)	(29,171)	(27,256)
Total consolidated revenue	$5,490,777	$5,007,603	$4,887,013

Schedule of Reconciliation of Segment Profitability

Reconciliation of segment profitability

	Years Ended December 31,
	2023	2022	2021
Owned Sports Properties	$827,024	$648,158	$537,627
Events, Experiences & Rights	228,140	294,818	178,870
Representation	391,114	469,757	383,388
Corporate and other	(305,817)	(305,835)	(266,402)
Adjusted EBITDA	1,140,461	1,106,898	833,483
Reconciling items:
Equity losses (earnings) of affiliates	9,905	5,038	(3,402)
Interest expense, net	(346,237)	(282,350)	(268,681)
Depreciation and amortization	(310,204)	(248,732)	(275,510)
Equity-based compensation expense	(254,028)	(209,380)	(530,929)
Merger, acquisition and earn-out costs	(105,463)	(59,676)	(59,849)
Certain legal costs	(41,067)	(14,274)	(4,746)
Restructuring, severance and impairment	(125,610)	(13,258)	(8,490)
Fair value adjustment - equity investments	985	12,029	21,558
Net gain on sale of the restricted Endeavor Content business	—	463,641	—
Net gain on sale of the Academy business	736,978	—	—
Tax receivable agreement liability adjustment	40,635	(873,264)	(101,736)
Other	35,293	(10,766)	(51,552)
Income (loss) from continuing operations before income taxes and equity losses of affiliates	$781,648	$(124,094)	$(449,854)

Revenue by geographic area

Revenue by geographic area

	Years Ended December 31,
	2023	2022	2021
United States	$4,288,332	$3,937,725	$3,639,419
United Kingdom	926,573	840,715	1,111,606
Rest of world	275,872	229,163	135,988
Total revenue	$5,490,777	$5,007,603	$4,887,013

Long-lived Assets by Geographic Areas	Long-lived assets by geographic area

	December 31,
	2023	2022
United States	$827,330	$605,794
United Kingdom	66,357	52,661
Rest of world	20,958	12,992
Total long-lived assets	$914,645	$671,447